UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2009

Date of reporting period:  August 31, 2009

Item 1. Schedule of Investments.

Thunderstorm Value Fund
Schedule of Investments
August 31, 2009 (Unaudited)

			Shares		Value
COMMON STOCKS - 94.05%
Aerospace & Defense - 6.61%
Elbit Systems Ltd.			1,400		$91,938
General Dynamics Corp.			6,600		390,654
Ladish, Inc. (a)			12,000		175,680
					658,272
Auto Components - 1.01%
NGK Spark Plug Co.			8,000		100,677

Automobiles - 1.02%
Astra International Tbk			34,000		101,696

Chemicals - 1.09%
OM Group, Inc. (a)			4,000		108,840

Commercial Banks - 4.19%
China Construction Bank			350,000		264,178
Cullen Frost Bankers, Inc.			3,106		153,064
					417,242
Computers & Peripherals - 2.76%
Western Digital Corp. (a)			8,000		274,240

Electrical Equipment - 1.25%
Powell Industries, Inc. (a)			3,300		124,806

Electronic Equipment & Instruments - 3.73%
Garmin Ltd.			11,300		371,431

Energy Equipment & Services - 6.30%
Boots & Coots International Control, Inc. (a)			50,000		76,000
Oceaneering International, Inc. (a)			3,300		172,161
Transocean Ltd. (a)			5,000		379,200
					627,361
Food Products - 7.74%
Cal-Maine Foods, Inc.			4,000		114,200
Nestle SA			9,000		373,803
Seaboard Corp.			256		282,624
					770,627
Hotels, Restaurants & Leisure - 2.06%
Carnival Corp.			7,000		204,750

Household Durables - 1.04%
Urbi Desarrollos Urbanos SA de C.V. (a)			54,000		103,477

Industrial Conglomerates - 2.91%
Jardine Matheson Holdings Ltd.			10,000		290,000

Insurance - 3.90%
Berkshire Hathaway Inc. - Class A (a)			3		302,550
Berkshire Hathaway Inc. - Class B (a)			26		85,436
					387,986
IT Services - 3.01%
Perot Systems Corp. (a)			18,000		299,700

Machinery - 5.60%
Baldwin Technology, Inc. (a)			60,000		88,200
Lindsay Manufacturing Co.			5,000		207,550
Twin Disc, Inc.			13,000		164,970
United Tractors Tbk			72,000		96,428
					557,148
Metals & Mining - 10.28%
BHP Billiton Ltd.			13,000		404,344
Commercial Metals Co.			15,880		268,849
United States Steel Corp.			8,000		350,240
					1,023,433
Oil, Gas & Consumable Fuels - 8.13%
CNOOC Ltd.			276,000		362,518
Devon Energy Corp.			4,800		294,624
Overseas Shipholding Group Inc.			4,300		152,091
					809,233
Pharmaceuticals - 5.29%
Merck & Co., Inc.			8,000		259,440
Pfizer, Inc.			16,000		267,200
					526,640
Semiconductor & Semiconductor Equipment - 4.26%
Analog Devices, Inc.			15,000		423,750

Software - 7.02%
Autodesk, Inc. (a)			13,000		304,590
Microsoft Corp.			16,000		394,400
					698,990
Textiles, Apparel & Luxury Goods - 1.82%
Texwinca Holdings			230,000		181,022

Wireless Telecommunication Services - 3.03%
China Mobile Ltd.			10,000		97,285
Mobile Telesystems - ADR			4,700		203,886
					301,171
TOTAL COMMON STOCKS (Cost $9,189,539)					9,362,492

			Principal
			Amount		Value
SHORT TERM INVESTMENTS - 5.38%
AIM Liquid Assets Portfolio			536,219		536,219

TOTAL SHORT TERM INVESTMENTS (Cost $536,219)					536,219

Total Investments (Cost $9,725,758) - 99.43%					9,898,711
Other Assets in Excess of Liabilities - 0.57%					56,400
TOTAL NET ASSETS - 100.00%					$9,955,111

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows:*

Cost of investments					$ 9,725,758
Gross unrealized appreciation					1,015,609
Gross unrealized depreciation					(842,656)
Net unrealized appreciation					$ 172,953

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3		Total
Equity
Consumer Discretionary	$ 1,063,053	$ -	$ -		$ 1,063,053
Consumer Staples	488,003	-	-		488,003
Energy	1,436,594	-	-		1,436,594
Financials	805,228	-	-		805,228
Health Care	526,640	-	-		526,640
Industrials	1,912,851	-	-		1,912,851
Information Technology	1,696,680	-	-		1,696,680
Materials	1,132,273	-	-		1,132,273
Telecommunication Services	301,170	-	-		301,170
Total Equity	9,362,492	-	-		9,362,492

Short-Term Investments	536,219	-	-		536,219

Total Investments in Securities	$ 9,898,711	$ -	$ -	#	$ 9,898,711

FAS 161 – Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging activities as of August 31, 2009.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By            /s/ Joseph Neuberger
Joseph Neuberger, President

Date    October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date   October 22, 2009

By           /s/ John Buckel
John Buckel, Treasurer

Date  October 22, 2009